Fair Value of Financial Instruments not carried at Fair Value (Tables)	3 Months Ended
Jun. 30, 2018
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]

Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]

	Jun 30, 2018		Dec 31, 2017
in € m.	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and central bank balances	208,086	208,086	225,655	225,655
Interbank deposits (w/o central banks)	10,872	10,872	9,265	9,265
Central bank funds sold and securities purchased under resale agreements	7,725	7,727	9,971	9,973
Securities borrowed	916	916	16,732	16,732
Loans	390,965	389,910	401,699	403,842
Securities held to maturity	N/A	N/A	3,170	3,238
Other financial assets	114,319	114,474	88,936	88,939

Financial liabilities:
Deposits	558,486	558,902	581,873	582,006
Central bank funds purchased and securities sold under repurchase agreements	14,310	14,309	18,105	18,103
Securities loaned	6,486	6,486	6,688	6,688
Other short-term borrowings	17,693	17,692	18,411	18,412
Other financial liabilities	134,593	134,593	117,366	117,366
Long-term debt	157,553	156,566	159,715	161,829
Trust preferred securities	3,143	3,265	5,491	5,920

[1]Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2017.